Other Operating Expenses - Summary of Other Operating Expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Expenses [Line Items]
Other operating expenses	£ 7,538	£ 9,018	£ 7,468
The following items are included within other operating expenses:
Losses on litigation settlements	2,023	2,387	2,486
Marketing costs in operating expenses	1,152	1,160	1,242
Inventory write-offs	250	250	215
Research and development expenses (excluding employee benefit costs and depreciation)	181	138	141
Loss/(gain) on disposal of businesses	546	(6)	358
(Reversals)/charges in respect of assets held-for-sale	(195)	612	0
Brazil other taxes	49	12	0
Exchange differences	(17)	(92)	(19)
Hedge ineffectiveness within operating profit	(12)	36	(5)
Expenses relating to short-term leases	13	11	8
Expenses relating to leases of low-value assets	1	1	1
Gains arising from sale and leaseback transactions	15
Auditor’s remuneration	29	29	27
Charges in respect of DOJ and OFAC investigation
The following items are included within other operating expenses:
Losses on litigation settlements	75	450	0
Competition investigations
The following items are included within other operating expenses:
Other adjusting items in other operating expenses	0	79	0
Excise dispute in Turkey, South Korea and Russia
The following items are included within other operating expenses:
Other adjusting items in other operating expenses	£ 0	£ 0	£ 26